Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Voyage revenues (Note 1)	$ 127,219	$ 189,240
Time charter amortization	1,924	1,681
Revenue from managing related party vessels	0	17
Total revenues	129,143	190,938
EXPENSES:
Voyage expenses	16,196	21,557
Charter hire expense	16,371	16,281
Charter hire amortization	0	19,808
Commissions to related parties (Note 3)	1,423	2,092
Vessels operating expenses	40,150	42,875
Depreciation	63,695	63,666
Dry-docking and special survey costs	12,333	4,277
General and administrative expenses (Note 9)	14,707	17,063
Total Expenses	164,875	187,619
OTHER OPERATING INCOME/(LOSS):
Gain on sale of vessel	0	1,274
Operating income/ (loss)	(35,732)	4,593
OTHER INCOME (EXPENSES):
Interest and finance costs (Notes 3, 4 and 5)	(30,598)	(15,600)
Interest income	208	824
Losses on derivative financial instruments (Note 5)	(3,563)	(5,651)
Foreign exchange gains (losses)	166	(344)
Other, net	448	221
Total other expenses, net	(33,339)	(20,550)
Net loss before taxes and income earned by non-controlling interest	(69,071)	(15,957)
US Source Income taxes	(313)	(504)
Net loss before income earned by non-controlling interest	(69,384)	(16,461)
Income earned by non-controlling interest	(629)	(560)
Net loss attributed to Excel Maritime Carriers Ltd.	$ (70,013)	$ (17,021)
Losses per common share, basic (Note 10)	$ (0.79)	$ (0.2)
Weighted average number of shares, basic	88,723,937	83,730,845
Losses per common share, diluted (Note 10)	$ (0.79)	$ (0.2)
Weighted average number of shares, diluted	88,723,937	83,730,845